Shareholder's Equity (Narrative) (Details) $ in Thousands				6 Months Ended		12 Months Ended
	Apr. 01, 2015 USD ($) shares	Jun. 27, 2014 USD ($)	Jul. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) vote quarter shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($) shares
Class of Stock [Line Items]
Equity contribution from AES				$ 0	$ 106,400	$ 106,400	$ 49,091	$ 0
Change in capital stock | shares						0	0	0
Long-term Debt				$ 1,990,451		$ 1,951,013	$ 1,821,713
5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						5.65%
Preferred stock outstanding | shares						500,000
CDPQ [Member]
Class of Stock [Line Items]
Ownership percentage by parent	11.60%			11.60%
Percentage Of Direct And Indirect Ownership Share Of IPALCO	24.90%
Ipalco Enterprises, Inc. [Member]
Class of Stock [Line Items]
Equity contribution from AES		$ 106,400	$ 49,100			$ 106,400	49,091	$ 0
Long-term Debt						798,653	797,752
Ipalco Enterprises, Inc. [Member] | 7.25% Senior Secured Notes [Member]
Class of Stock [Line Items]
Long-term Debt				$ 33,530		$ 400,000	400,000
Debt, stated interest rate				7.25%		7.25%
Ipalco Enterprises, Inc. [Member] | 5.00% Senior Secured Notes [Member]
Class of Stock [Line Items]
Long-term Debt				$ 400,000		$ 400,000	400,000
Debt, stated interest rate				5.00%		5.00%
Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Equity contribution from AES		$ 106,400	$ 49,091	$ 214,609	$ 106,400	$ 106,400	49,091	0
Debt to capitalization ratio						0.65
Total preferred stock dividends declared						$ 3,213	$ 3,213	$ 3,213
Number of votes per preferred share | vote						2
Number of quarterly preferred dividend defaults to trigger conditional board election | quarter						4
Change in capital stock | shares						0	0	0
Preferred stock outstanding | shares						591,353
Long-term Debt				$ 1,152,402		$ 1,152,360	$ 1,023,961
Ownership percentage by parent						85.00%
Indianapolis Power And Light Company [Member] | 5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						5.65%
Preferred stock outstanding | shares						500,000
Preferred stock issued | shares						500,000
Indianapolis Power And Light Company [Member] | Nonredeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock outstanding | shares						91,353
Minimum [Member] | Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						4.00%
Maximum [Member] | Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						5.65%
Common Stock [Member]
Class of Stock [Line Items]
Stock issued and sold | shares	11,818,828
Equity capital contribution	$ 214,400
Common Stock [Member] | Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Equity capital contribution	$ 214,400